HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 3,485		¥ 2,624	¥ 2,406
Utilities	478		404	399
Personnel costs	2,501		1,854	1,663
Depreciation and amortization	1,316		960	869
Consumable, food and beverage	885		793	673
Others	1,064		555	466
Total	¥ 9,729	$ 1,491	¥ 7,190	¥ 6,476